Stock-Based Compensation	9 Months Ended
Sep. 30, 2024
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 11 — STOCK-BASED COMPENSATION

2024 Omnibus Incentive Plan

On March 6, 2024, the shareholders of ESGEN approved the Zeo Energy Corp. 2024 Omnibus Incentive Equity Plan (the “Incentive Plan”), which became effective upon the Closing. 3,220,400 of the outstanding shares of Class A Common Stock of the Company (the “Plan Share Reserve”) shall be available for Awards under the Plan. Each Award granted under the Plan will reduce the Plan Share Reserve by the number of shares of Common Stock underlying the Award. Notwithstanding the foregoing, the Plan Share Reserve shall be automatically increased on the first day of the 2025 fiscal year through the 2029 fiscal year by a number of shares of Common Stock equal to the lesser of (i) the positive difference, if any, between 2% of the then-outstanding shares of Common Stock on the last day of the immediately preceding fiscal year, and (ii) a lower number of shares of Common Stock as may be determined by the Board.

The purpose of the Zeo Energy Corp. 2024 Omnibus Incentive Equity Plan is to provide a means through which the Company and the other members of the Company and its subsidiaries (the “Company Group”) may attract and retain key personnel and to provide a means whereby directors, officers, employees, consultants and advisors of the Company and the other members of the Company Group can acquire and maintain an equity interest in the Company, or be paid incentive compensation measured by reference to the value of Common Stock, thereby strengthening their commitment to the welfare of the Company Group and aligning their interests with those of the Company’s stockholders.

On the Closing Date the Company entered into an Executive Employment Agreement with the Company’s CEO. In addition to the CEO’s annual salary and cash bonus, the CEO became eligible to receive certain grants of vested shares under the Incentive Plan as follows:

•        50,000 vested shares to be granted on the date that is 12 months after the Closing Date.

•        50,000 vested shares to be granted on the date that is 24 months after the Closing Date.; and

•        50,000 vested shares to be granted on the date that is 35 months after the after the Closing Date.

The Company determined the grant date fair value per share was $6.97, a Level 2 measurement, by reference to the publicly traded stock price on March 13, 2024.

Further, if, within three (3) years of the effective date of the Closing, (i) the volume-weighted average price of shares of the publicly traded stock of the Company exceeds $7.50 for 20 or more days of any consecutive 30-day period, then the CEO will be granted vested equity from the Incentive Plan equal to 1% of the total issued and outstanding capital stock of the Company, (ii) the volume-weighted average price of shares of the publicly traded stock of the Company exceeds $12.50 for 20 or more days of any consecutive 30-day period, then the CEO will be granted additional vested equity from the Incentive Plan equal to 1% of the total issued and outstanding capital stock of the Company, (iii) and the volume-weighted average price of shares of the publicly traded stock of the Company exceeds $15.00 for 20 or more days of any consecutive 30-day period, then the CEO will be granted additional vested equity from the Incentive Plan equal to 1% of the total issued and outstanding capital stock of the Company.

The per unit fair value and derived service period for each Tranche of Performance Based Executive Shares is included in the Valuation of Performance-based Equity Bonus Awards as of March 13, 2024, as follows:

3/13/2024
Stock price	$6.97
Tranche 1 hurdle price	$7.50
Tranche 2 hurdle price	$12.50
Tranche 3 hurdle price	$15.00
Risk-free rate	4.28%
Volatility	55.00%

The per unit fair value and derived service period for each Tranche of Performance Based Executive Shares is included in the Valuation of Performance-based Equity Bonus Awards as of March 13, 2024, as follows:

Fair Value Summary	Tranche 1	Tranche 2	Tranche 3
Tranche per unit fair value	$5.96	$4.53	$3.82
Stock price on valuation date	$6.97	$6.97	$6.97
Derived service period	0.35 years	1.19 years	1.47 years

During the three and nine months ended September 30, 2024, $1,503,130 and $7,101,818, respectively, of equity compensation expense was recognized for these awards, as well as 375,000 and 120,707 awards issued to salespeople and vendors, respectively, at the close of the Business Combination based on the fair value of the stock on that date. As of September 30, 2024, an unrecognized compensation expense of $2,793,933 was determined and is expected to be recognized over the remaining 2.5 years.